Quarterly Holdings Report
for
Fidelity® Telecom and Utilities Fund
April 30, 2025
UIF-NPRT1-0625
1.800364.121
Common Stocks - 97.3%
	Shares	Value ($)
GERMANY - 1.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Deutsche Telekom AG	820,600	29,473,921
UNITED KINGDOM - 3.1%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
BT Group PLC	7,690,801	17,813,684
Utilities - 2.2%
Multi-Utilities - 2.2%
National Grid PLC ADR	598,200	43,668,600
TOTAL UNITED KINGDOM		61,482,284
UNITED STATES - 92.8%
Communication Services - 27.6%
Diversified Telecommunication Services - 20.2%
AT&T Inc	2,643,700	73,230,490
Cogent Communications Holdings Inc	87,300	4,744,755
GCI Liberty Inc Class A (a)(b)	175,031	2
Lumen Technologies Inc (a)	466,100	1,649,994
Verizon Communications Inc	7,396,600	325,894,196
		405,519,437
Media - 1.1%
Comcast Corp Class A	660,300	22,582,260
Wireless Telecommunication Services - 6.3%
Gogo Inc (a)(c)	2,426,900	18,371,632
T-Mobile US Inc	367,569	90,771,165
Telephone and Data Systems Inc	498,561	18,691,052
		127,833,849
TOTAL COMMUNICATION SERVICES		555,935,546

Industrials - 6.2%
Commercial Services & Supplies - 5.1%
GFL Environmental Inc Subordinate Voting Shares (United States)	674,700	33,667,530
Republic Services Inc	60,400	15,145,300
Waste Connections Inc (United States)	272,600	53,873,938
		102,686,768
Electrical Equipment - 1.1%
GE Vernova Inc	59,300	21,989,626
TOTAL INDUSTRIALS		124,676,394

Real Estate - 1.3%
Specialized REITs - 1.3%
American Tower Corp	112,700	25,403,707
Utilities - 57.7%
Electric Utilities - 41.2%
American Electric Power Co Inc	290,700	31,494,438
Constellation Energy Corp	159,014	35,530,088
Duke Energy Corp	1,286,300	156,954,326
Entergy Corp	708,050	58,888,519
Evergy Inc	645,200	44,583,320
Exelon Corp	2,451,800	114,989,420
NextEra Energy Inc	1,243,874	83,190,293
PG&E Corp	3,614,474	59,711,110
PPL Corp	2,420,007	88,330,256
Southern Co/The	511,265	46,980,141
TXNM Energy Inc	992,200	52,785,040
Xcel Energy Inc	808,759	57,179,261
		830,616,212
Independent Power and Renewable Electricity Producers - 2.0%
Clearway Energy Inc Class C	216,775	6,360,179
Vistra Corp	263,521	34,160,227
		40,520,406
Multi-Utilities - 14.5%
Ameren Corp	663,047	65,800,784
CenterPoint Energy Inc	2,101,483	81,495,512
Consolidated Edison Inc	264,700	29,844,925
NiSource Inc	945,020	36,959,732
Sempra	1,043,931	77,532,755
		291,633,708
TOTAL UTILITIES		1,162,770,326

TOTAL UNITED STATES		1,868,785,973
TOTAL COMMON STOCKS (Cost $1,568,366,923)		1,959,742,178

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	43,943,184	43,951,973
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	10,601,340	10,602,400
TOTAL MONEY MARKET FUNDS (Cost $54,554,373)			54,554,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,622,921,296)	2,014,296,551
NET OTHER ASSETS (LIABILITIES) - 0.0%	311,951
NET ASSETS - 100.0%	2,014,608,502

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $832,972.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,833,921	171,108,015	214,989,963	667,173	-	-	43,951,973	43,943,184	0.1%
Fidelity Securities Lending Cash Central Fund	6,286,000	65,037,697	60,721,297	2,519	-	-	10,602,400	10,601,340	0.0%
Total	94,119,921	236,145,712	275,711,260	669,692	-	-	54,554,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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